Provision for Payments in Lieu of Corporate Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Reconciliation between Statutory and Effective Tax Rates
The reconciliation between the statutory and the effective tax rates is provided as follows:

Year ended December 31 (millions of Canadian dollars)	2014	2013
Income before provision for PILs	836	912
Canadian federal and Ontario statutory income tax rate	26.50%	26.50%

Provision for PILs at statutory rate	222	242

Increase (decrease) resulting from:
Net temporary differences included in amounts charged to customers:
Capital cost allowance in excess of depreciation and amortization	(72)	(72)
Pension contributions in excess of pension expense	(24)	(23)
Overheads capitalized for accounting but deducted for tax purposes	(15)	(14)
Interest capitalized for accounting but deducted for tax purposes	(13)	(13)
Environmental expenditures	(5)	(4)
Prior year’s adjustments	(4)	(8)
Non-refundable investment tax credits	(3)	(4)
Post-retirement and post-employment benefit expense in excess of cash payments	3	4
Other	(1)	(1)

Net temporary differences	(134)	(135)
Net permanent differences	1	2

Total provision for PILs	89	109

Major Components of Income Tax Expense

The major components of income tax expense are as follows:

Year ended December 31 (millions of Canadian dollars)	2014	2013
Current provision for PILs	79	111
Deferred provision (recovery) for PILs	10	(2)

Total provision for PILs	89	109

Effective income tax rate	10.63%	11.98%

The current provision for PILs is remitted to, or received from, the OEFC. At December 31, 2014, $39 million due from the OEFC was included in due from related parties on the Consolidated Balance Sheet (2013 – $29 million).

Schedule of Deferred Income Tax Assets and Liabilities
At December 31, 2014 and 2013, deferred income tax assets and liabilities consisted of the following:

December 31 (millions of Canadian dollars)	2014	2013
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	8	7
Environmental expenditures	4	5
Depreciation and amortization in excess of capital cost allowance	(4)	—
Other	(1)	(1)

Total deferred income tax assets	7	11
Less: current portion	—	—

	7	11

December 31 (millions of Canadian dollars)	2014	2013
Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	(1,713)	(1,556)
Regulatory amounts that are not recognized for tax purposes	(140)	(144)
Partnership interest	(38)	—
Goodwill	(21)	(20)
Post-retirement and post-employment benefits expense in excess of cash payments	559	542
Environmental expenditures	59	66
Other	—	1

Total deferred income tax liabilities	(1,294)	(1,111)
Less: current portion	19	18

	(1,313)	(1,129)